Leases (Supplemental Balance Sheet Information) (FY) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease ROU assets	$ 154	$ 144	$ 117
Operating lease liabilities - current		33	32
Operating lease liabilities - long-term		115	91
Total operating lease liabilities	$ 162	$ 148	$ 123
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Other long-term assets	Other long-term assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Accrued expenses and other liabilities	Accrued expenses and other liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		Other long-term liabilities	Other long-term liabilities
Weighted average remaining lease term		8 years	6 years
Weighted average discount rate		4.10%	2.60%